Advisors Capital Funds

Advisors Capital US Dividend Fund
Ticker ACUSX

Advisors Capital Small/Mid Cap Fund

Ticker ACSMX

Advisors Capital Tactical Fixed Income Fund
Ticker ACTIX

Supplement dated September 1, 2023 to the Prospectus dated January 30, 2023

AC Funds, LLC has reduced its management fee to 1.62% effective September 1, 2023. The Fees and Expenses of the Fund and Expense Examples on pages 1, 7 and 13 of the prospectus are deleted and replaced with the following:

Advisors Capital US Dividend Fund

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees(a)	0.25%
Total Annual Fund Operating Expenses	1.87%
(a)	12b-1 fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$190	$588	$1,011	$2,190

Advisors Capital Small/Mid Cap Fund

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees(a)	0.25%
Total Annual Fund Operating Expenses	1.87%
(a)	12b-1 fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$190	$588	$1,011	$2,190

Advisors Capital Tactical Fixed Income Fund

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.62%
Distribution 12b-1 Fees(a)	0.25%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses	2.06%
(a)	12b-1 fees restated to reflect current fees.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$209	$646	$1,108	$2,390

The Investment Advisor section on page 29 of the prospectus is deleted and replaced with the following:

The Investment Advisor

AC Funds, LLC, located at 10 Wilsey Square, Suite 200, Ridgewood, NJ 07450, is the investment advisor of the Funds and has responsibility for the management of each Fund's affairs, under the supervision of the Trust's Board of Trustees. The investment advisor is recently formed and has no clients other than the Funds. Under the Management Agreement, AC Funds, LLC, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Funds. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. Effective September 1, 2023 under the Management Agreement, the investment advisor is paid a per-Fund fee equal to an annual fee of 1.62% of each Fund's average daily net assets. Prior to September 1, 2023 under the Management Agreement, the investment advisor was paid a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets. A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement between the Trust and AC Funds, LLC is available in the Funds' semi-annual report to shareholders dated March 31, 2023. For its services, the Advisor received an investment management fee equal to 1.69% of the average daily net assets of each Fund for the fiscal year ended September 30, 2022.

This supplement and the prospectus dated January 30, 2023 provide the information an investor ought to know and should be retained for future reference. A Statement of Additional Information has been filed with the Securities and Exchange Commission dated January 30, 2023 which is incorporated herein by reference and can be obtained without charge by calling 1-888-247-3841.